Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Cash and bank accounts	$ 4,628	$ 5,390
Short-term bank deposits	3,030	6,248
Cash and cash equivalents	7,658	11,638
Bank overdrafts	(29)	(14)
Cash and cash equivalents in the statement of cash flows	$ 7,629	$ 11,623	$ 7,146	$ 11,174